                                                          One Financial Way
                                                          Cincinnati, Ohio 45242

[LOGO] NATIONAL SECURITY


                                                                October 11, 2006


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


          Re: File No. 333-134288, Ohio National Variable Account A Certification Under Rule 497(j)


Gentlemen:

I, John J. Palmer, Vice Chairman of the Depositor, The Ohio National Life Insurance Company, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on October 2, 2006.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this eleventh day of October, 2006.



                                 Sincerely,

                                 /s/ JOHN J. PALMER
                                 --------------------------------------------
                                 John J. Palmer, Chief Executive Officer


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